Related parties (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 20,663,000		$ 21,676,000
Share-based compensation	34,639,000		26,230,000
Post-employment benefits	6,188,000		6,041,000
Termination benefits	161,000		430,000
Total compensation	61,651,000		54,377,000
Dividends from equity-accounted investee	50,128,000		54,404,000
Inkai [Member]
Disclosure of transactions between related parties [line items]
Purchases	233,621,000	$ 185,763,000	148,169,000	$ 111,886,000
Dividends from equity-accounted investee	$ 50,128,000	$ 40,286,000	$ 54,404,000	$ 40,621,000